Commitments and Contingencies (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended
	Feb. 01, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Jan. 08, 2014 Stewart & Stevenson Manufacturing Technologies LLC [Member]
Purchase of upgraded equipment from non related parties			$ 3,500,000
Payments for advance to affiliates			1,000,000
Payment for rent	81,000			81,000
Minimum present value of the lease payments		3,400,000
Lease term		60 months
Percentage of lease payment Interest		14.00%	14.00%	14.00%
Common stock warrants issued for third party		100,000
Exercise price per share		$ 7.00
Expiration term		5 years
Expiration date		Jul. 01, 2014
Payment to acquire pumping equipment					8,093,870
Other non-current assets		$ 488,633